Income Taxes (Details) - Schedule of unrecognized deferred tax assets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Marketable securities [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	$ 167	$ 227
Loss carryforwards [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	742	869
Investment tax credits [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	1,481	1,481
Foreign tax credits [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	268	268
Mineral properties [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	153	200
Provision for reclamation liabilities [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	$ 241	$ 1,183